Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Jun. 30, 2023
Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities [Abstract]
Reconciliation of loss after income tax to net cash used in operating activities

Note 14. Reconciliation of loss after income tax to net cash used in operating activities

	Consolidated
	30 June 2023	30 June 2022
	$	$

Loss after income tax benefit for the year	(12,827,177)	(20,076,843)

Adjustments for non-cash items:
Depreciation and amortisation	371,273	363,695
Impairment of assets and receivables	2,283,614	4,175,993
Share-based payments	105,000	7,452,583
Foreign exchange differences	(304,954)	142,836
Fair value loss on convertible notes	-	781,492
Accrued interest	(230,785)	(155,157)

Movement in assets and liabilities:
Decrease/(increase) in trade and other receivables	(234,955)	192,124
Decrease in prepayments	61,532	9,542
Increase in employee benefits	382,893	7,106
(Increase) in investments	-	(2,565,082)
Increase / (decrease) in deferred income	59,589	(132,800)
Increase / (decrease) in trade and other payables	2,966,786	(54,288)
Net cash used in operating activities	(7,367,184)	(9,858,799)